Discontinued operations	12 Months Ended
Dec. 31, 2015
Discontinued operations [Abstract]
Discontinued operations
3.	Discontinued operations

In July 2015, the Company completed the divesture of the Company's entire stake in its online video streaming platform, Xunlei Kankan to Beijing Nesound International Media Corp., Ltd., an independent third party. The total sales price was RMB 130,000 thousand (USD 21,183 thousand). The disposal is due to a shift of strategy focusing on the Group's most competitive operations.

Assets and liabilities related to Xunlei Kankan were reclassified as assets/liabilities held for sale as of December 31, 2014, while results of operations related to Xunlei Kankan, including comparatives, were reported as loss from discontinued operations.

Results of the discontinued operation

USD (In thousands)	2013	2014	2015
Revenues, net of rebates and discounts	58,213	47,075	15,677
Business taxes and surcharges	(1,746)	(1,480)	(447)
Net revenues	56,467	45,595	15,230
Cost of revenues	(43,002)	(42,704)	(13,240)
Gross profit	13,465	2,891	1,990
Operating expenses
Research and development expenses	(7,092)	(6,035)	(3,245)
Sales and marketing expenses	(16,762)	(15,726)	(7,384)
General and administrative expenses	(4,410)	(3,016)	(3,051)
Total operating expenses	(28,264)	(24,777)	(13,680)
Net gain from exchanges of content copyrights	1,020	1,556	137
Operating loss	(13,779)	(20,330)	(11,553)
Gain on disposal of Kankan	—	—	1,505
Income taxes benefits/(expenses)	1,207	1,923	(2,048)
Loss from discontinued operations	(12,572)	(18,407)	(12,096)

Assets and liabilities of the discontinued operation

USD (In thousands)	December 31, 2014
Assets
Accounts receivable, net	23,741
Prepayments and other current assets	670
Copyrights related to content-current portion	16,013
Property and equipment, net	1,111
Intangible assets	4,997
Prepayment for content	456
Other long-term prepayments and receivables	57
Total assets held for sale	47,045

Liabilities
Accounts payables	25,267
Deferred revenue, current portion	1,018
Accrued liabilities and other payables	1,082
Total liabilities held for sale	27,367

Cash flows generated from/ (used in) discontinued operations

USD (In thousands)	2013	2014	2015
Net cash generated from/(used in) operating activities	10,439	2,293	(1,554)
Net cash (used in)/generated from investing activities	(16,402)	(34,661)	9,135
Net cash used in financing activities	—	—	—
Net cash flow for the year	(5,963)	(32,368)	7,581

The disposal of the online video streaming platform was completed on 15 July 2015 and a gain of USD 1,505 thousand was recognized.